Other (expense) income (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of other income (expense)

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2022	2021	2022	2021
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans		(81)	100	(6)	160
Equity (losses) gains from investments in associates and joint ventures
Loss on investment		(42)	(14)	(42)	(14)
Operations		12	(2)	3	(15)
Gains on investments		16	—	53	—
Gains (losses) on retirements and disposals of property, plant and equipment and intangible assets		2	(3)	(4)	(8)
Early debt redemption costs	10	—	—	(18)	(53)
Other		(4)	10	10	29
Total other (expense) income		(97)	91	(4)	99